Share-based Payments - Summary of Outstanding Share Options, Strike Prices and Expiry Dates (Parenthetical) (Details) - Fair Value of Options Before the Change in Estimated Date of IPO	Dec. 31, 2025 USD ($) $ / shares
Exit Options Granted, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values of options | $	$ 3.02
Strike price | $ / shares	$ 2.37
Exit Options Granted, 2020
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values of options | $	$ 2.76
Strike price | $ / shares	$ 3.67
Exit Options Granted, 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
Fair values of options | $	$ 3.82
Strike price | $ / shares	$ 6.33